ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals	$ 1,739	$ 1,577
Accrued expenses	1,087	905
Deferred revenues	3,147	2,254
Consideration payable in connection with a business combination (see Note 5)	712
Other	338	195
Total	$ 7,023	$ 4,931